segment information - Operating revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating revenues
Operating revenues (arising from contracts with customers)	$ 20,346	$ 20,139
Other income	160	247
Operating revenues and other income	20,506	20,386
EBITDA	(6,922)	(6,840)
Restructuring and other costs included in EBITDA	432	493
TELUS technology solutions
Operating revenues
Operating revenues (arising from contracts with customers)	15,444	15,628
Other income	147	161
Total external revenues	15,591	15,789
Intersegment	23	20
Operating revenues and other income	15,614	15,809
EBITDA	6,336	6,073
Restructuring and other costs included in EBITDA	239	361
Adjusted EBITDA	6,575	6,434
Capital expenditures	2,225	2,331
Adjusted EBITDA less capital expenditures	4,350	4,103
Real estate development amount	92	193
TELUS technology solutions | Service
Operating revenues
Operating revenues (arising from contracts with customers)	13,115	13,088
TELUS technology solutions | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	2,329	2,540
Mobile
Operating revenues
Operating revenues (arising from contracts with customers)	9,131	9,355
Mobile | Service
Operating revenues
Operating revenues (arising from contracts with customers)	7,080	7,099
Mobile | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	2,051	2,256
Fixed
Operating revenues
Operating revenues (arising from contracts with customers)	6,313	6,273
Fixed | Service
Operating revenues
Operating revenues (arising from contracts with customers)	6,035	5,989
Fixed | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	278	284
TELUS health
Operating revenues
Operating revenues (arising from contracts with customers)	2,041	1,779
Other income	12	3
Total external revenues	2,053	1,782
Intersegment	7	8
Operating revenues and other income	2,060	1,790
EBITDA	322	219
Restructuring and other costs included in EBITDA	32	71
Adjusted EBITDA	354	290
Capital expenditures	243	209
Adjusted EBITDA less capital expenditures	111	81
TELUS health | Service
Operating revenues
Operating revenues (arising from contracts with customers)	2,036	1,768
TELUS health | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	5	11
TELUS Digital Experience
Operating revenues
Operating revenues (arising from contracts with customers)	2,861	2,732
Other income	1	83
Total external revenues	2,862	2,815
Intersegment	1,020	909
Operating revenues and other income	3,882	3,724
EBITDA	343	598
Restructuring and other costs included in EBITDA	161	61
Adjusted EBITDA	504	659
Capital expenditures	171	143
Adjusted EBITDA less capital expenditures	333	516
TELUS Digital Experience | Service
Operating revenues
Operating revenues (arising from contracts with customers)	2,861	2,732
Consolidated
Operating revenues
Operating revenues (arising from contracts with customers)	20,346	20,139
Other income	160	247
Total external revenues	20,506	20,386
Operating revenues and other income	20,506	20,386
EBITDA	6,922	6,840
Restructuring and other costs included in EBITDA	432	493
Adjusted EBITDA	7,354	7,333
Capital expenditures	2,566	2,635
Adjusted EBITDA less capital expenditures	4,788	4,698
Consolidated | Service
Operating revenues
Operating revenues (arising from contracts with customers)	18,012	17,588
Consolidated | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	2,334	2,551
Eliminations
Operating revenues
Intersegment	(1,050)	(937)
Operating revenues and other income	(1,050)	(937)
EBITDA	(79)	(50)
Adjusted EBITDA	(79)	(50)
Capital expenditures	(73)	(48)
Adjusted EBITDA less capital expenditures	$ (6)	$ (2)